Group cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flow from operating activities
Profit (loss) before taxation		£ 2,616	£ 2,354	£ 2,907
Share of post tax loss (profit) of associates and joint ventures		1	9	(6)
Net finance expense	[1]	764	804	712
Operating profit (loss)		3,381	3,167	3,613
Other non-cash charges		33	20	39
Profit on disposal of businesses		(1)	(16)
Depreciation and amortisation		3,514	3,572	2,631
Increase in inventories		(14)	(33)
Increase in programme rights		(34)	(95)	(44)
(Increase) decrease in trade and other receivables		(156)	168	(83)
(Decrease) increase in trade and other payables		(345)	(152)	124
Decrease in other liabilities		(775)	(307)	(810)
(Decrease) increase in provisions		(203)	401	(63)
Cash generated from operations		5,400	6,725	5,407
Income taxes paid		(473)	(551)	(256)
Net cash inflow from operating activities		4,927	6,174	5,151
Cash flow from investing activities
Interest received		7	7	10
Dividends received from associates and joint ventures			2	17
Acquisition of subsidiaries		(16)	18	(3,371)
Proceeds on disposal of subsidiariesd, associates and joint ventures		2	46
Acquisition of joint ventures		(9)	(13)	(8)
Proceeds on disposal of current financial assets		11,134	10,834	8,918
Purchases of current financial assets		(12,629)	(9,411)	(8,252)
Proceeds on disposal of non-current asset investments		19
Purchases of non-current asset investments			(22)
Proceeds on disposal of property, plant and equipment		21	26	7
Purchases of property, plant and equipment and software		(3,362)	(3,145)	(2,438)
Net cash outflow from investing activities		(4,833)	(1,658)	(5,117)
Cash flow from financing activities
Equity dividends paid		(1,523)	(1,435)	(1,075)
Interest paid		(555)	(629)	(558)
Repayment of borrowings		(1,401)	(1,805)	(1,283)
Proceeds from bank loans and bonds		3,760	3	3,023
Cash flows from derivatives related to net debt		(188)	119	79
Drawdown on acquisition facility				3,200
Repayment of acquisition facility			(181)	(3,019)
Repayment of EE revolving credit facility			(438)	(100)
Proceeds from issue of own shares		53	70	90
Repurchase of ordinary share capital		(221)	(206)	(315)
Net cash (outflow) inflow from financing activities		(75)	(4,502)	42
Net increase in cash and cash equivalents		19	14	76
Opening cash and cash equivalents		511	459	407
Net increase in cash and cash equivalents		19	14	76
Effect of exchange rate changes		(31)	38	(24)
Closing cash and cash equivalents		£ 499	£ 511	£ 459

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).